Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current Income Tax	$ (293,371,878)	$ (696,809,455)	$ (121,170,679)
Tax Advances	118,794,200	52,789,077	56,381,829
Current Income Tax Liabilities	$ (174,577,678)	$ (644,020,378)	$ (64,788,850)